Derivative financial instruments - Derivatives held for trading (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	£ 229,063	£ 222,384
Derivative liabilities held for trading	(228,617)	(219,578)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	42,292,485	44,373,955
Held for trading [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	229,063	222,384
Derivative liabilities held for trading	(228,617)	(219,578)
Held for trading [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	212,871	204,531
Derivative liabilities held for trading	(211,686)	(200,653)
Held for trading [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,913	5,399
Derivative liabilities held for trading	(3,925)	(5,529)
Held for trading [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	12,279	12,454
Derivative liabilities held for trading	(13,006)	(13,396)
Held for trading [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	42,111,110	44,193,753
Held for trading [member] | Derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	18,173,218	15,749,846
Held for trading [member] | Derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	17,929,288	16,528,946
Held for trading [member] | Derivatives [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,008,604	11,914,961
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	56,576	64,188
Derivative liabilities held for trading	(57,021)	(64,127)
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	56,480	64,018
Derivative liabilities held for trading	(56,845)	(63,887)
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	84	163
Derivative liabilities held for trading	(145)	(233)
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	12	7
Derivative liabilities held for trading	(31)	(7)
Held for trading [member] | Foreign exchange derivatives [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,999,865	5,289,872
Held for trading [member] | Foreign exchange derivatives [member] | Derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,906,647	5,193,761
Held for trading [member] | Foreign exchange derivatives [member] | Derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	74,698	72,526
Held for trading [member] | Foreign exchange derivatives [member] | Derivatives [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	18,520	23,585
Held for trading [member] | Interest rate derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	142,325	125,118
Derivative liabilities held for trading	(135,759)	(120,628)
Held for trading [member] | Interest rate derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	140,207	123,706
Derivative liabilities held for trading	(133,401)	(119,289)
Held for trading [member] | Interest rate derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	867	1,056
Derivative liabilities held for trading	(1,093)	(1,016)
Held for trading [member] | Interest rate derivatives [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,251	356
Derivative liabilities held for trading	(1,265)	(323)
Held for trading [member] | Interest rate derivatives [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	35,098,216	37,140,892
Held for trading [member] | Interest rate derivatives [member] | Derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	12,627,808	9,969,325
Held for trading [member] | Interest rate derivatives [member] | Derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	17,428,460	16,083,853
Held for trading [member] | Interest rate derivatives [member] | Derivatives [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,041,948	11,087,714
Held for trading [member] | Credit derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	8,215	10,755
Derivative liabilities held for trading	(8,086)	(9,519)
Held for trading [member] | Credit derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,253	6,575
Derivative liabilities held for trading	(5,399)	(5,239)
Held for trading [member] | Credit derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,962	4,180
Derivative liabilities held for trading	(2,687)	(4,280)
Held for trading [member] | Credit derivatives [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	825,516	759,075
Held for trading [member] | Credit derivatives [member] | Derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	399,386	386,508
Held for trading [member] | Credit derivatives [member] | Derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	426,130	372,567
Held for trading [member] | Equity and stock index derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	20,806	20,882
Derivative liabilities held for trading	(26,634)	(23,896)
Held for trading [member] | Equity and stock index derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10,628	9,711
Derivative liabilities held for trading	(15,785)	(11,830)
Held for trading [member] | Equity and stock index derivatives [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10,178	11,171
Derivative liabilities held for trading	(10,849)	(12,066)
Held for trading [member] | Equity and stock index derivatives [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,074,044	882,931
Held for trading [member] | Equity and stock index derivatives [member] | Derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	232,050	190,496
Held for trading [member] | Equity and stock index derivatives [member] | Derivatives [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	841,994	692,435
Held for trading [member] | Commodity derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,141	1,441
Derivative liabilities held for trading	(1,117)	(1,408)
Held for trading [member] | Commodity derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	303	9,756
Derivative liabilities held for trading	(256)	(408)
Held for trading [member] | Commodity derivatives [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	838	111,227
Derivative liabilities held for trading	(861)	(1,000)
Held for trading [member] | Commodity derivatives [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	113,469	120,983
Held for trading [member] | Commodity derivatives [member] | Derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,327	9,756
Held for trading [member] | Commodity derivatives [member] | Derivatives [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 106,142	£ 111,227